Share-Based Compensation - Schedule of company's stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Options Outstanding, beginning balance	15,549,977	19,656,145
Weighted average exercise price per option, beginning balance	$ 0.80	$ 0.60
Aggregate Intrinsic value of stock options, beginning balance	$ 36,126	$ 49,231
Weighted average contractual life (years), beginning balance			7 years 3 months 10 days
Options Outstanding, Cancelled	(57,893)	(2,995,968)
Weighted average exercise price per option, Cancelled	$ 0.65	$ 0.65
Options Outstanding, Expired	(50,946)	(115,786)
Weighted average exercise price per option, Expired	$ 0.39	$ 0.30
Options Outstanding, Granted	6,373,203	1,610,776
Weighted average exercise price per option, Granted	$ 2.10	$ 2.00
Options Outstanding, Exercised	(6,310,593)	(2,605,190)
Weighted average exercise price per option, Exercised	$ 0.67	$ 0.35
Options Outstanding, ending balance	15,503,748	15,549,977	19,656,145
Weighted average exercise price per option, ending balance	$ 1.40	$ 0.80	$ 0.60
Aggregate Intrinsic value of stock options, ending balance	$ 17,415	$ 36,126	$ 49,231
Weighted average contractual life (years), ending balance	6 years 3 months 29 days	7 years 4 months 2 days
Options Outstanding, Vested and expected to Vest	15,503,748
Weighted average exercise price, Vested and expected to Vest	$ 1.40
Aggregate Intrinsic value of stock options, Vested and expected to Vest	$ 17,415
Weighted average contractual life (years), Vested and expected to Vest	6 years 3 months 29 days
Options Outstanding, Vested and exercisable	14,175,425
Weighted average exercise price, Vested and exercisable	$ 0.94
Aggregate Intrinsic value of stock options, Vested and exercisable	$ 17,406
Weighted average contractual life (years), Vested and exercisable	6 years 3 months 25 days